Financial Assets and Liabilities - Summary of Analysis of Gains (Losses) on Derivative Financial Instruments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Hedge Accounting [Abstract]
Gains on derivative financial instruments (Note 4)	₱ 724	₱ 1,539	₱ 781
Hedge costs	(191)	(543)	(361)
Net gains on derivative financial instruments (Note 5)	₱ 533	₱ 996	₱ 420